Nature of business and summary of significant accounting policies (Details Narrative) - $ / shares	Apr. 25, 2025	Sep. 30, 2024	Sep. 30, 2023
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Issued and outstanding capital stock of Halo	17.00%
Common Class A [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001